Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Supplement [Text Block]	fit_SupplementTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Federated Income Trust

INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2014

Effective November 3, 2014, Federated Income Trust will change its name to "Federated Government Income Trust." Accordingly, any and all references to "Federated Income Trust" should be deleted and replaced with "Federated Government Income Trust."

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the last paragraph and replace it with the following:

"Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments."

2. Under the heading entitled "What are the Fund's Investment Strategies?," please delete the last paragraph and replace it with the following:

"Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments."
FEDERATED INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Federated Income Trust

INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2014

Effective November 3, 2014, Federated Income Trust will change its name to "Federated Government Income Trust." Accordingly, any and all references to "Federated Income Trust" should be deleted and replaced with "Federated Government Income Trust."

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the last paragraph and replace it with the following:

"Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments."

2. Under the heading entitled "What are the Fund's Investment Strategies?," please delete the last paragraph and replace it with the following:

"Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments."